Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2023
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation	Organization and Basis of Presentation
Company
Eneti Inc. (the “Company”) was incorporated in the Republic of the Marshall Islands on March 20, 2013. The Company is a leading provider of installation and maintenance vessels to the offshore wind sector and is focused on the offshore wind and marine-based renewable energy industry and has invested in the next generation of Wind Turbine Installation Vessels (“WTIVs”). The Company operates five WTIVs, which in addition to wind farm installation can perform maintenance, construction, decommissioning and other tasks within the offshore industry. The Company typically operates its five WTIVs (collectively “our fleet”) on modified time charters, which provide a fixed and stable cash flow for a known period of time, and often places risks, such as weather downtime, on the charterer’s account.

Marine Energy

In August 2021, Eneti completed its acquisition of Atlantis Investorco Limited, the parent of Seajacks International Limited (“Seajacks”), after which Seajacks became a wholly-owned subsidiary of Eneti. The Company is focused on the offshore wind and marine-based renewable energy industry and has invested in the next generation of wind turbine installation vessels (“WTIV”). The Company operates five WTIVs, which in addition to wind farm installation can perform maintenance, construction, decommissioning and other tasks within the offshore industry. The Company typically operates its five WTIVs (collectively “the fleet”) on modified time charters, which provides a fixed and stable cash flow for a known period of time, and often places risks, such as weather downtime, on the charterer’s account. The fleet currently consists of the following vessels:

Vessel Name	Vessel Design	Year Built
Seajacks Scylla	NG14000	2015
Seajacks Zaratan	NG5500	2012
Seajacks Leviathan	NG2500	2009
Seajacks Hydra	NG2500	2014
Seajacks Kraken	NG2500	2009

The commercial and technical management of the fleet enables the Company to have very competitive operating expenses and high vessel maintenance standards. The Company conducts a significant portion of the commercial and technical management of its vessels in-house through its wholly owned subsidiaries. The Company believes that having control over the commercial and technical management allows it to more closely monitor its operations and to offer consistent higher quality performance, reliability, safety and sustainability and efficiency in arranging charters and the maintenance of the Company’s vessels. The Company also believes that these management capabilities contribute significantly in maintaining a lower level of vessel operating and maintenance costs, without sacrificing the quality of its operations.

The Company’s marine energy business is managed as a single operating segment.
Business Combination

During the second quarter of 2023, the Company and Cadeler A/S, another offshore wind turbine and foundation installation company, entered into a business combination agreement to combine through a stock-for-stock exchange offer to be made to all stockholders of Eneti based on an exchange ratio of 3.409 Cadeler shares for each Eneti share (the “Exchange Offer”).

Following the completion of the Exchange Offer, Cadeler and Eneti shareholders will own approximately 60% and 40% of the combined company, respectively, on the basis of the share counts for each of Cadeler and Eneti as of June 16, 2023 and assuming all outstanding Eneti shares are exchanged for Cadeler shares in the Exchange Offer.

The combined entity will be named Cadeler A/S and the combination is expected to close in the fourth quarter of 2023; subject to regulatory approvals and applicable conditions being met. Additional information about the business combination can be found in the Company’s previously furnished report on Form 6-K, dated June 16, 2023.
Basis of accounting
The unaudited condensed consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP. All intercompany accounts and transactions have been eliminated in consolidation. In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of financial position as of June 30, 2023 and the Company’s result of operations for the six months ended June 30,
2023 and 2022, and cash flows for the six months ended June 30, 2023 and 2022. The unaudited condensed consolidated balance sheet as of December 31, 2022 was derived from audited financial statements.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reporting amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets, liabilities, revenues and expenses. Actual results could differ from those estimates.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted in accordance with Securities and Exchange Commission, or the SEC, rules and regulations; however, management believes that the disclosures herein are adequate to make the information presented not misleading. This report should be read in conjunction with the audited financial statements and the notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022.
Going concern
These condensed consolidated financial statements have been prepared on a going concern basis.